Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 13,645,030	$ 17,627,097
Cost of revenue	5,412,388	7,433,884
Gross profit	8,232,642	10,193,213
Operating expenses
Product development	4,690,967	5,892,022
Sales and marketing	6,053,172	7,708,265
General and administrative	8,344,613	10,173,630
Depreciation and amortization	5,622,274	5,174,551
Impairment of long-lived assets	38,967,295	14,354,114
Total operating expenses	63,678,321	43,302,582
Loss from operations	(55,445,679)	(33,109,369)
Other (expense) income
Interest expense, net	(853,716)	(1,530,703)
Change in fair value of convertible notes	(2,884,273)	(1,365,904)
Change in fair value of derivative liability	63,178	248,198
Gain on forgiveness of PPP Loan		2,234,730
Other (expense) income	(221,101)	186,420
Total other (expense) income	(3,895,912)	(227,259)
Net loss from continuing operations before income taxes and equity in losses of investee	(59,341,591)	(33,336,628)
Income tax benefit on continuing operations	716,155	2,263,725
Equity in losses of investee		(7,564)
Net loss from continuing operations	(58,625,436)	(31,080,467)
Loss from discontinued operations, net of tax	(20,432,174)	(248,244)
Net loss	(79,057,610)	(31,328,711)
Deemed dividends related to convertible redeemable preferred stock	(955,500)
Net loss attributable to common stockholders	$ (80,013,110)	$ (31,328,711)
Basic and diluted weighted average common shares outstanding (in Shares)	2,927,853	1,282,098
Basic and diluted loss per common share from continuing operations (in Dollars per share)	$ (20.35)	$ (24.24)
Basic and diluted loss per common share from discontinued operations (in Dollars per share)	(6.98)	(0.19)
Basic and diluted loss per common share (in Dollars per share)	$ (27.33)	$ (24.44)
Software
Revenue
Total revenue	$ 12,920,647	$ 15,984,376
Consulting
Revenue
Total revenue	682,309	1,510,413
Other revenue
Revenue
Total revenue	$ 42,074	$ 132,308